Trade and other receivables - Movement of the contractual asset (Details) R$ in Millions, $ in Billions	1 Months Ended			12 Months Ended
	Jun. 30, 2025 COP ($)	Jun. 30, 2024 BRL (R$)	May 31, 2024 BRL (R$)	Dec. 31, 2025 COP ($) installment
Trade and other receivables
Opening balance				$ 42,233,159
Remuneration of concession assets (accrual)				667
Regulatory adjustment on remuneration according to Resoluo Homologatria (REH) n 3,466/2025				(652)
Payments for concession assets (cash)				1,389
Closing balance				43,302,093
Movements, less PIS/Confins taxes
Remuneration of concession assets, net of taxes (accrual)				614
Payments for concession assets, net of taxes (cash)				$ 592
ISA Energa Brazil
Trade and other receivables
Regulatory adjustment on remuneration according to Resoluo Homologatria (REH) n 3,466/2025	$ 652
Number of installments | installment				3
Financial component of the RBSE payment | R$		R$ 1,271	R$ 1,578
Movements, less PIS/Confins taxes
Payments for concession assets, net of taxes (cash)	$ 592